Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders' Equity [Abstract]
Schedule of Equity Securities in ADS Terms

The table below summarizes the Company’s equity securities in ADS terms as of December 31, 2024:

	Warrants outstanding as of December 31, 2024	Exercise price in USD	Expiration date
Shares in Abeyance	951,001
ADS warrants	3,030,179	4.85-12.5	2.5-4

Total outstanding	3,981,180